UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22436

EntrepreneurShares Series Trust
 (Exact name of registrant as specified in charter)

175 Federal Street, Suite #875
Boston, MA 02110
 (Address of principal executive offices) (Zip code)

Dr. Joel Shulman
175 Federal Street, Suite #875
Boston, MA 02110
 (Name and address of agent for service)

(617) 917-2605
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

EntrepreneurShares Global Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 96.5%
	Apparel & Textile Products — 1.5%
31,580	Gildan Activewear, Inc. [1]	$960,822

	Asset Management — 3.5%
2,143	BlackRock, Inc.	1,010,060
1,551	Partners Group Holding A.G. [1]	1,230,338
		2,240,398
	Banking — 1.8%
12,081	First Republic Bank	1,159,776

	Biotechnology & Pharmaceutical — 9.7%
10,799	Galapagos N.V. *,1	1,221,455
6,107	Genmab A/S *,1	960,325
7,579	Jazz Pharmaceuticals PLC *	1,274,257
2,730	Regeneron Pharmaceuticals, Inc. *	1,103,029
912,678	Sino Biopharmaceutical Ltd. [1]	851,074
6,735	United Therapeutics Corp. *	861,272
		6,271,412
	Chemicals — 1.2%
1,611,395	Fufeng Group Ltd. *,1	784,249

	Commercial Services — 4.4%
6,694	Cintas Corp.	1,324,140
90,129	Clipper Logistics PLC [1]	348,909
51,700	JAC Recruitment Co., Ltd. [1]	1,184,432
		2,857,481
	Consumer Products — 2.5%
33,993	Fevertree Drinks PLC [1]	1,598,628

	Containers & Packaging — 0.5%
319,472	Nine Dragons Paper Holdings Ltd. [1]	345,247

	Electrical Equipment — 2.1%
16,641	Cognex Corp.	928,901
7,191	Renishaw PLC [1]	444,657
		1,373,558
	Health Care Facilities & Services — 1.8%
8,984	Universal Health Services, Inc. - Class B	1,148,515

	Institutional Financial Services — 3.1%
15,335	Intercontinental Exchange, Inc.	1,148,438

EntrepreneurShares Global Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Institutional Financial Services (Continued)
14,389	SEI Investments Co.	$879,168
		2,027,606
	Insurance — 3.8%
19,528	Athene Holding Ltd. - Class A *	1,008,816
6,837	Berkshire Hathaway, Inc. - Class B *	1,463,870
		2,472,686
	Iron & Steel — 1.6%
23,135	Steel Dynamics, Inc.	1,045,471

	Leisure Products — 1.5%
24,272	Spin Master Corp. *,1,2	962,462

	Media — 10.7%
911	Alphabet, Inc. - Class A *	1,099,650
6,371	Facebook, Inc. - Class A *	1,047,775
58,073	GMO internet, Inc. [1]	1,013,032
3,321	Netflix, Inc. *	1,242,486
68,940	SEEK Ltd. [1]	1,034,548
9,088	VeriSign, Inc. *	1,455,170
		6,892,661
	Oil, Gas & Coal — 5.1%
19,098	Continental Resources, Inc. *	1,304,012
58,666	Kinder Morgan, Inc.	1,040,148
33,188	Parsley Energy, Inc. - Class A *	970,749
		3,314,909
	Real Estate — 5.5%
16,988	Colliers International Group, Inc. [1]	1,315,824
77,350	Hemfosa Fastigheter A.B. [1]	1,066,158
16,660	Prologis, Inc. - REIT	1,129,381
		3,511,363
	Retail - Consumer Staples — 3.3%
20,187	Alimentation Couche-Tard, Inc. - Class B [1]	1,009,741
15,073	Walgreens Boots Alliance, Inc.	1,098,821
		2,108,562
	Retail - Discretionary — 5.9%
1,023	Amazon.com, Inc. *	2,049,069
112,116	Rakuten, Inc. [1]	859,273

EntrepreneurShares Global Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Retail - Discretionary (Continued)
28,564	Ted Baker PLC [1]	$861,537
		3,769,879
	Semiconductors — 3.0%
11,842	Microchip Technology, Inc.	934,452
3,447	NVIDIA Corp.	968,676
		1,903,128
	Software — 10.9%
15,392	Cerner Corp. *	991,399
10,063	Check Point Software Technologies Ltd. *,1	1,184,113
1,709	Constellation Software, Inc. [1]	1,256,737
2,795	NetEase, Inc. - ADR [1]	637,959
10,837	salesforce.com, Inc. *	1,723,408
12,219	Synopsys, Inc. *	1,204,916
		6,998,532
	Specialty Finance — 4.3%
82,339	Financial Products Group Co., Ltd. [1]	788,460
5,423	FleetCor Technologies, Inc. *	1,235,576
43,923	Plus500 Ltd. [1]	763,157
		2,787,193
	Technology Services — 2.1%
7,144	Teleperformance [1]	1,347,846

	Telecommunications — 5.0%
14,080	SoftBank Group Corp. [1]	1,421,383
40,663	Vision, Inc. *,1	1,807,324
		3,228,707
	Transportation & Logistics — 1.7%
4,427	FedEx Corp.	1,065,977
	TOTAL COMMON STOCKS
	(Cost $51,426,048)	62,177,068

	Short-Term Investments — 3.4%
2,185,277	Fidelity Investments Treasury Only Portfolio – Institutional Class, 1.899%[3]	2,185,277
	TOTAL SHORT-TERM INVESTMENTS — 3.4%
	(Cost $2,185,277)	2,185,277
	TOTAL INVESTMENTS — 99.9%
	(Cost $53,611,325)	64,362,345
	Other Assets in Excess of Liabilities — 0.1%	43,479
	TOTAL NET ASSETS — 100.0%	$64,405,824

EntrepreneurShares Global Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2018 (Unaudited)

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trusts
*	Non-income producing security.
1	Global Security, as classified by the Fund’s Investment Advisor, in accordance to the definition in the Fund’s prospectus.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $962,462 which represents 1.5% of Net Assets.

3	The rate is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these Schedule of Investments

EntrepreneurShares Global Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2018 (Unaudited)

Country of Risk	Percent of Net Assets
United States	57.6%
Japan	11.0%
Canada	8.5%
United Kingdom	5.1%
Israel	3.0%
China	2.2%
France	2.1%
Switzerland	1.9%
Belgium	1.9%
Hong Kong	1.9%
Sweden	1.7%
Australia	1.6%
Denmark	1.5%
100.0%

The accompanying notes are an integral part of these Schedule of Investments

Entrepreneur U.S. Small Cap Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 91.9%
	Asset Management — 1.0%
46,332	Cohen & Steers, Inc.	$1,881,542

	Banking — 2.8%
58,412	Live Oak Bancshares, Inc.	1,565,442
29,448	Pinnacle Financial Partners, Inc.	1,771,297
29,998	Preferred Bank	1,754,883
		5,091,622
	Biotechnology & Pharmaceutical — 16.9%
92,889	Aclaris Therapeutics, Inc. *	1,348,748
46,988	Assembly Biosciences, Inc. *	1,745,134
152,989	Corcept Therapeutics, Inc. *	2,144,906
24,084	Eagle Pharmaceuticals, Inc. *	1,669,744
57,406	Editas Medicine, Inc. *	1,826,659
51,552	Global Blood Therapeutics, Inc. *	1,958,976
102,006	Karyopharm Therapeutics, Inc. *	1,737,162
96,352	Kura Oncology, Inc. *	1,686,160
14,247	Loxo Oncology, Inc. *	2,433,815
7,201	Madrigal Pharmaceuticals, Inc. *	1,541,950
95,755	Omeros Corp. *	2,337,379
39,209	Puma Biotechnology, Inc. *	1,797,733
41,004	Supernus Pharmaceuticals, Inc. *	2,064,551
45,567	TESARO, Inc. *	1,777,569
28,746	Ultragenyx Pharmaceutical, Inc. *	2,194,470
15,319	United Therapeutics Corp. *	1,958,994
		30,223,950
	Commercial Services — 2.7%
89,578	Care.com, Inc. *	1,980,570
24,319	Insperity, Inc.	2,868,426
		4,848,996
	Consumer Products — 4.6%
63,762	Hain Celestial Group, Inc. *	1,729,225
34,864	Inter Parfums, Inc.	2,246,985
14,012	J&J Snack Foods Corp.	2,114,271
18,747	National Beverage Corp. *	2,186,275
		8,276,756
	Gaming, Lodging & Restaurants — 2.5%
37,118	Cheesecake Factory, Inc.	1,987,298

Entrepreneur U.S. Small Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Gaming, Lodging & Restaurants (Continued)
36,129	Texas Roadhouse, Inc.	$2,503,378
		4,490,676
	Hardware — 5.4%
118,432	Casa Systems, Inc. *	1,746,872
31,920	Nutanix, Inc. - Class A *	1,363,622
43,174	Roku, Inc. *	3,152,997
76,845	Super Micro Computer, Inc. *	1,583,776
39,359	Vicor Corp. *	1,810,514
		9,657,781
	Health Care Facilities & Services — 2.4%
39,771	Medpace Holdings, Inc. *	2,382,681
81,783	Natera, Inc. *	1,957,885
		4,340,566
	Home & Office Products — 0.9%
39,856	Meritage Homes Corp. *	1,590,254

	Institutional Financial Services — 1.1%
36,217	Moelis & Co. - Class A	1,984,692

	Insurance — 0.9%
43,251	Trupanion, Inc. *	1,545,358

	Iron & Steel — 1.0%
39,287	Steel Dynamics, Inc.	1,775,379

	Media — 7.0%
387,801	Entravision Communications Corp. - Class A	1,900,225
65,365	HealthStream, Inc.	2,026,969
39,495	Shutterstock, Inc.	2,155,637
23,989	Trade Desk, Inc. - Class A *	3,620,180
28,505	World Wrestling Entertainment, Inc. - Class A	2,757,288
		12,460,299
	Medical Equipment & Devices — 5.1%
34,459	Genomic Health, Inc. *	2,419,711
51,542	LeMaitre Vascular, Inc.	1,996,737
17,996	Masimo Corp. *	2,241,222
41,276	Merit Medical Systems, Inc. *	2,536,410
		9,194,080

Entrepreneur U.S. Small Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Oil, Gas & Coal — 3.4%
70,077	Matador Resources Co. *	$2,316,045
57,502	Parsley Energy, Inc. - Class A *	1,681,933
210,951	W&T Offshore, Inc. *	2,033,568
		6,031,546
	Real Estate — 2.1%
73,774	GEO Group, Inc. - REIT	1,856,154
123,880	Medical Properties Trust, Inc. - REIT	1,847,051
		3,703,205
	Renewable Energy — 1.1%
138,014	Ameresco, Inc. - Class A *	1,883,891

	Retail - Consumer Staples — 1.7%
31,747	Ollie's Bargain Outlet Holdings, Inc. *	3,050,887

	Retail - Discretionary — 3.6%
46,287	Carvana Co. *	2,735,099
53,523	Stitch Fix, Inc. - Class A *	2,342,702
200,289	Tile Shop Holdings, Inc.	1,432,066
		6,509,867
	Semiconductors — 1.5%
7,341	IPG Photonics Corp. *	1,145,710
12,927	Monolithic Power Systems, Inc.	1,622,726
		2,768,436
	Software — 12.8%
48,389	Alteryx, Inc. *	2,768,335
28,821	Appfolio, Inc. - Class A *	2,259,567
51,998	Apptio, Inc. *	1,921,846
88,174	Box, Inc. *	2,108,240
19,113	HubSpot, Inc. *	2,885,107
22,968	New Relic, Inc. *	2,164,275
16,432	Paycom Software, Inc. *	2,553,697
31,389	Pegasystems, Inc.	1,964,951
33,507	SS&C Technologies Holdings, Inc.	1,904,203
22,017	Veeva Systems, Inc. - Class A *	2,396,991
		22,927,212
	Specialty Finance — 3.7%
21,293	Euronet Worldwide, Inc. *	2,133,984
28,530	Green Dot Corp. - Class A *	2,534,035

Entrepreneur U.S. Small Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Specialty Finance (Continued)
8,529	LendingTree, Inc. *	$1,962,523
		6,630,542
	Technology Services — 2.9%
13,631	EPAM Systems, Inc. *	1,876,989
42,002	Forrester Research, Inc.	1,927,892
56,105	TTEC Holdings, Inc.	1,453,119
		5,258,000
	Telecommunications — 3.8%
40,880	Cogent Communications Holdings, Inc.	2,281,104
22,139	RingCentral, Inc. - Class A *	2,060,034
29,153	Twilio, Inc. - Class A *	2,515,321
		6,856,459
	Transportation & Logistics — 1.0%
59,907	Covenant Transportation Group, Inc. - Class A *	1,740,897
	TOTAL COMMON STOCKS
	(Cost $113,409,890)	164,722,894

	Short-Term Investments — 7.9%
14,251,150	Fidelity Investments Treasury Only Portfolio – Institutional Class, 1.899%[1]	14,251,150
	TOTAL SHORT-TERM INVESTMENTS — 7.9%
	(Cost $14,251,150)	14,251,150
	TOTAL INVESTMENTS — 99.8%
	(Cost $127,661,040)	178,974,044
	Other Assets in Excess of Liabilities — 0.2%	321,886
	TOTAL NET ASSETS — 100.0%	$179,295,930

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trusts

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these Schedule of Investments

Entrepreneur U.S. Large Cap Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 95.2%
	Aerospace & Defense — 0.9%
5,052	Huntington Ingalls Industries, Inc.	$1,293,716

	Asset Management — 2.2%
6,251	BlackRock, Inc.	2,946,284

	Banking — 1.4%
19,345	First Republic Bank	1,857,120

	Biotechnology & Pharmaceutical — 5.5%
43,378	Exelixis, Inc. *	768,658
23,866	Ionis Pharmaceuticals, Inc. *	1,231,008
7,699	Jazz Pharmaceuticals PLC *	1,294,433
7,582	Regeneron Pharmaceuticals, Inc. *	3,063,432
8,206	United Therapeutics Corp. *	1,049,383
		7,406,914
	Commercial Services — 1.1%
7,725	Cintas Corp.	1,528,082

	Consumer Products — 2.8%
23,716	Brown-Forman Corp. - Class B	1,198,844
6,652	Constellation Brands, Inc. - Class A	1,434,304
20,719	Monster Beverage Corp. *	1,207,503
		3,840,651
	Gaming, Lodging & Restaurants — 3.3%
4,235	Chipotle Mexican Grill, Inc. *	1,924,892
43,116	Las Vegas Sands Corp.	2,558,073
		4,482,965
	Hardware — 4.6%
22,299	Apple, Inc.	5,033,776
4,683	Arista Networks, Inc. *	1,245,023
		6,278,799
	Health Care Facilities & Services — 3.9%
13,021	UnitedHealth Group, Inc.	3,464,107
13,890	Universal Health Services, Inc. - Class B	1,775,697
		5,239,804
	Institutional Financial Services — 3.0%
37,249	Intercontinental Exchange, Inc.	2,789,578
21,554	SEI Investments Co.	1,316,949
		4,106,527

Entrepreneur U.S. Large Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Iron & Steel — 1.1%
34,241	Steel Dynamics, Inc.	$1,547,351

	Media — 14.7%
6,428	Alphabet, Inc. - Class A *	7,759,110
36,275	Facebook, Inc. - Class A *	5,965,787
16,548	Netflix, Inc. *	6,191,103
		19,916,000
	Medical Equipment & Devices — 2.5%
11,385	Danaher Corp.	1,237,094
3,654	Intuitive Surgical, Inc. *	2,097,396
		3,334,490
	Oil, Gas & Coal — 3.6%
37,834	Continental Resources, Inc. *	2,583,306
60,227	Kinder Morgan, Inc.	1,067,825
40,566	Parsley Energy, Inc. - Class A *	1,186,555
		4,837,686
	Real Estate — 3.4%
13,892	Alexandria Real Estate Equities, Inc. - REIT	1,747,475
42,812	Prologis, Inc. - REIT	2,902,225
		4,649,700
	Retail - Consumer Staples — 0.9%
16,387	Walgreens Boots Alliance, Inc.	1,194,612

	Retail - Discretionary — 8.7%
5,254	Amazon.com, Inc. *	10,523,762
32,881	Urban Outfitters, Inc. *	1,344,833
		11,868,595
	Semiconductors — 5.7%
6,475	IPG Photonics Corp. *	1,010,553
22,061	Microchip Technology, Inc.	1,740,834
17,620	NVIDIA Corp.	4,951,572
		7,702,959
	Software — 15.1%
24,892	Akamai Technologies, Inc. *	1,820,850
9,260	athenahealth, Inc. *	1,237,136
30,773	Cerner Corp. *	1,982,089
26,156	Fortinet, Inc. *	2,413,414
30,835	salesforce.com, Inc. *	4,903,690

Entrepreneur U.S. Large Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Software (Continued)
23,211	SS&C Technologies Holdings, Inc.	$1,319,081
18,804	Synopsys, Inc. *	1,854,263
20,507	Veeva Systems, Inc. - Class A *	2,232,597
18,681	Workday, Inc. - Class A *	2,727,052
		20,490,172
	Specialty Finance — 4.6%
9,625	FleetCor Technologies, Inc. *	2,192,960
40,511	Square, Inc. - Class A *	4,010,994
		6,203,954
	Technology Services — 1.5%
4,768	CoStar Group, Inc. *	2,006,565

	Telecommunications — 2.5%
21,325	RingCentral, Inc. - Class A *	1,984,291
42,237	Zayo Group Holdings, Inc. *	1,466,469
		3,450,760
	Transportation & Logistics — 2.2%
12,188	FedEx Corp.	2,934,749
	TOTAL COMMON STOCKS
	(Cost $83,629,301)	129,118,455

	Short-Term Investments — 4.8%
6,574,593	Fidelity Investments Treasury Only Portfolio – Institutional Class, 1.899%[1]	6,574,593
	TOTAL SHORT-TERM INVESTMENTS — 4.8%
	(Cost $6,574,593)	6,574,593
	TOTAL INVESTMENTS — 100.0%
	(Cost $90,203,894)	135,693,048
	Other Assets in Excess of Liabilities — 0.0%	7,345
	TOTAL NET ASSETS — 100.0%	$135,700,393

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trusts

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these Schedule of Investments

Investment Valuations (Unaudited)
The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value (“NAV”) of the Funds’ shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“NASDAQ”)) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.

Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the over-the-counter (“OTC”) market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the “Board”). Investments in registered open-end investment companies other than exchange-traded funds are valued at the reported NAV.

Short-term investments with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the “SEC”); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value price assigned to a security upon sale.

Securities that are not listed on an exchange are valued by the Funds’ Advisors, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisors and the Board take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

Fair Value Measurement (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access at the measurement date;

Level 2:
Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly. These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

Level 3:
Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-end mutual funds, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The tables below are a summary of the inputs used to value the Funds’ investments as of September 30, 2018.

EntrepreneurShares Global Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$62,177,068	$-	$-	$62,177,068
Short-Term Investments	2,185,277	-	-	2,185,277
Total Investments	$64,362,345	$-	$-	$64,362,345

Entrepreneur U.S. Small Cap Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$164,722,894	$-	$-	$164,722,894
Short-Term Investments	14,251,150	-	-	14,251,150
Total Investments	$178,974,044	$-	$-	$178,974,044

Entrepreneur U.S. Large Cap Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$129,118,455	$-	$-	$129,118,455
Short-Term Investments	6,574,593	-	-	6,574,593
Total Investments	$135,693,048	$-	$-	$135,693,048

*	For further information regarding security characteristics, please see the Schedule of Investments.

For the period ended September 30, 2018, the Funds had no transfers of securities between levels and no investments in derivative instruments. Transfers between levels are recognized at the end of the reporting period. The Funds did not hold any Level 3 investments for the period ended September 30, 2018.

As of June 30, 2018, the cost of investments, gross unrealized appreciation and depreciation of investments for tax purposes are:

	Global Fund	U.S. Small Cap Fund	U.S. Large Cap Fund
Cost of investments	$54,755,409	$117,208,311	$87,311,371
Unrealized appreciation	$11,253,551	$46,108,982	$38,884,015
Unrealized depreciation	(2,895,908)	(3,803,731)	(1,778,040)
Unrealized appreciation/depreciation
on foreign currency	(2,545)	17	8
Net unrealized appreciation	$8,355,098	$42,305,268	$37,105,983

The table above differs from the financial statements due to timing differences related to the deferral of losses primarily due to wash sales.

ERShares Entrepreneur 30 ETF	September 30, 2018 (Unaudited)

Schedule of Investments Summary Table
Percentage of Fair Value
Communications	16.6%
Consumer Discretionary	11.3%
Energy	6.1%
Financials	18.9%
Health Care	9.9%
Industrials	3.8%
Materials	2.6%
Technology	30.8%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of September 30, 2018, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund's total net assets.

Schedule of Investments
Shares		Fair Value
Common Stocks — 99.4%
Communications — 16.5%
3,689	Alphabet, Inc., Class A †	$4,452,918
27,275	Facebook, Inc., Class A †	4,485,647
8,176	Netflix, Inc. †	3,058,887
49,008	Zayo Group Holdings, Inc. †	1,701,558
		13,699,010
Consumer Discretionary — 11.2%
3,707	Amazon.com, Inc. †	7,425,121
31,557	Las Vegas Sands Corp.	1,872,277
		9,297,398
Energy — 6.1%
37,295	Continental Resources, Inc. †	2,546,502
85,250	Parsley Energy, Inc., Class A †	2,493,563
		5,040,065
Financials — 18.8%
5,241	BlackRock, Inc.	2,470,241
12,697	FleetCor Technologies, Inc. †	2,892,884
31,134	Intercontinental Exchange, Inc.	2,331,625
27,955	Prologis, Inc.	1,895,069
42,093	SEI Investments Co.	2,571,882
34,842	Square, Inc., Class A †	3,449,707
		15,611,408
Health Care — 9.8%
7,808	Regeneron Pharmaceuticals, Inc. †	3,154,744
26,997	Seattle Genetics, Inc. †	2,082,009
23,104	Universal Health Services, Inc., Class B	2,953,615
		8,190,368
Industrials — 3.8%
13,023	FedEx Corp.	3,135,808
Materials — 2.6%
47,609	Steel Dynamics, Inc.	2,151,451
Technology — 30.6%
29,789	Akamai Technologies, Inc. †	2,179,065
4,499	CoStar Group, Inc. †	1,893,359
28,453	Fortinet, Inc. †	2,625,359
8,076	IPG Photonics Corp. †	1,260,421
29,401	Microchip Technology, Inc.	2,320,033
10,883	NVIDIA Corp.	3,058,341
16,721	Salesforce.com, Inc. †	2,659,141
50,011	SS&C Technologies Holdings, Inc.	2,842,124
20,103	Synopsys, Inc. †	1,982,357
23,371	Veeva Systems, Inc., Class A †	2,544,401
14,451	Workday, Inc., Class A †	2,109,557
		25,474,158
Total Common Stocks (Cost $70,208,562)		$82,599,666
Total Investments — 99.4%
(Cost $70,208,562)		$82,599,666
Other Assets less Liabilities — 0.6%		543,991

Net Assets — 100.0%		$83,143,657

†	Non-income producing security

See accompanying notes to Schedule of Investments.

Investment Valuations (Unaudited)

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The following table provides the fair value measurement as of September 30, 2018, while the breakdown, by category, of common stocks is disclosed in the Schedule of Investments for the Fund.

	Level 1	Level 2	Level 3	Total Investments
ERShares Entrepreneur 30 ETF
Common Stocks(1)	$82,599,666	$–	$–	$82,599,666
Total Investments	$82,599,666	$–	$–	$82,599,666

(1)  Please see the Schedule of Investments for industry classifications.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended September 30, 2018. As of September 30, 2018, no securities were categorized as Level 2 or Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        EntrepreneurShares Series Trust

By (Signature and Title)      /s/Dr. Joel M. Shulman
Dr. Joel M. Shulman, President

Date    November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Dr. Joel M. Shulman
Dr. Joel M. Shulman, President

Date    November 26, 2018

By (Signature and Title)*    /s/Alissa Shulman
Alissa Shulman, Treasurer

Date    November 26, 2018

* Print the name and title of each signing officer under his or her signature.